Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents and restricted cash consisted of the following:

	December 31, 2019	December 31, 2018
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	$16,685	$16,958
Restricted cash	1,424	1,934
Total cash and cash equivalents and restricted cash	$18,109	$18,892

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

As of December 31, 2019 and 2018, restricted cash amounted to $1,424 and $1,934, respectively and related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Containers’ credit facilities.